Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000223272
Shareholder Report [Line Items]
Fund Name	USA Mutuals All Seasons Fund
Class Name	Institutional Class
Trading Symbol	UNAVX
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/all-seasons-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$197	1.96%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.96%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 13, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,932,642
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 70,176
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$13,932,642
Number of Portfolio Holdings	-
Advisory Fee (net of waivers)	$70,176
Portfolio Turnover	0%

C000223274
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Class A
Trading Symbol	VICAX
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$185	1.73%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.73%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,818,630
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 351,198
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$50,818,630
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$351,198
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Communications	0.6%
Health Care	0.8%
Collateral for Securities Loaned	1.4%
Real Estate	2.5%
Technology	3.1%
Materials	4.7%
Consumer Discretionary	16.8%
Industrials	29.0%
Consumer Staples	40.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BAE Systems plc	9.2%
RTX Corporation	7.0%
Philip Morris International, Inc.	7.0%
British American Tobacco plc - ADR	6.1%
Northrop Grumman Corporation	5.3%
Anheuser-Busch InBev S.A. - ADR	4.7%
Altria Group, Inc.	4.5%
Heineken N.V.	4.5%
Carlsberg A/S Series B, Class B	3.7%
Diageo plc - ADR	3.6%

C000223277
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Class C
Trading Symbol	VICCX
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$264	2.48%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,818,630
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 351,198
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$50,818,630
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$351,198
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Communications	0.6%
Health Care	0.8%
Collateral for Securities Loaned	1.4%
Real Estate	2.5%
Technology	3.1%
Materials	4.7%
Consumer Discretionary	16.8%
Industrials	29.0%
Consumer Staples	40.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BAE Systems plc	9.2%
RTX Corporation	7.0%
Philip Morris International, Inc.	7.0%
British American Tobacco plc - ADR	6.1%
Northrop Grumman Corporation	5.3%
Anheuser-Busch InBev S.A. - ADR	4.7%
Altria Group, Inc.	4.5%
Heineken N.V.	4.5%
Carlsberg A/S Series B, Class B	3.7%
Diageo plc - ADR	3.6%

C000223275
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Institutional Class
Trading Symbol	VICVX
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$158	1.48%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,818,630
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 351,198
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$50,818,630
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$351,198
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Communications	0.6%
Health Care	0.8%
Collateral for Securities Loaned	1.4%
Real Estate	2.5%
Technology	3.1%
Materials	4.7%
Consumer Discretionary	16.8%
Industrials	29.0%
Consumer Staples	40.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BAE Systems plc	9.2%
RTX Corporation	7.0%
Philip Morris International, Inc.	7.0%
British American Tobacco plc - ADR	6.1%
Northrop Grumman Corporation	5.3%
Anheuser-Busch InBev S.A. - ADR	4.7%
Altria Group, Inc.	4.5%
Heineken N.V.	4.5%
Carlsberg A/S Series B, Class B	3.7%
Diageo plc - ADR	3.6%

C000223276
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Investor Class
Trading Symbol	VICEX
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$185	1.73%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.73%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,818,630
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 351,198
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$50,818,630
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$351,198
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Communications	0.6%
Health Care	0.8%
Collateral for Securities Loaned	1.4%
Real Estate	2.5%
Technology	3.1%
Materials	4.7%
Consumer Discretionary	16.8%
Industrials	29.0%
Consumer Staples	40.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BAE Systems plc	9.2%
RTX Corporation	7.0%
Philip Morris International, Inc.	7.0%
British American Tobacco plc - ADR	6.1%
Northrop Grumman Corporation	5.3%
Anheuser-Busch InBev S.A. - ADR	4.7%
Altria Group, Inc.	4.5%
Heineken N.V.	4.5%
Carlsberg A/S Series B, Class B	3.7%
Diageo plc - ADR	3.6%